Shareholders' Equity and Dividend Availability (table)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity and Dividend Availability disclosure
Share repurchase activity and remaining repurchase capacity under the share repurchase authorization [Table Text Block]

Quarterly Period Ending (in millions, except per share amounts)	Number of shares purchased	Cost of shares repurchased	Average price paid per share	Remaining capacity under share repurchase authorization
March 31, 2013	3.7	$300	$81.01	$1,859
June 30, 2013	3.6	300	82.99	1,559
September 30, 2013	9.7	800	82.21	759
December 31, 2013	11.4	1,000	88.10	4,759

Total	28.4	$2,400	84.51	4,759